UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-280224-02

Central Index Key Number of issuing entity: 0002038432

BMO 2024-C10 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-280224

Central Index Key Number of depositor: 0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Bank of Montreal

(Central Index Key number: 0000927971)

3650 Real Estate Investment Trust 2 LLC

(Central Index Key number: 0001840727)

Citi Real Estate Funding Inc.

(Central Index Key number: 0001701238)

Starwood Mortgage Capital LLC

(Central Index Key number: 0001548405)

German American Capital Corporation

(Central Index Key number: 0001541294)

Zions Bancorporation, N.A.

(Central Index Key number: 0000109380)

Goldman Sachs Mortgage Company

(Central Index Key number 0001541502)

(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice, BMO Commercial Mortgage Securities LLC, (212) 885-4000

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “October 18, 2024 Form ABS-EE”), filed with the Securities and Exchange Commission on October 18, 2024 (accession number: 0001539497-24-002175), with respect to BMO 2024-C10 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2024-C10. The purpose of this Form ABS-EE/A is to file a revised Exhibit 102. The only change in Exhibit 102 is in the Valuation Amount at Securitization (Item 2(d)(14) of Item 1125 of Regulation AB) of Asset No. 2 (The Mall of Victor Valley). Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the October 18, 2024 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

\EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

Date: November 7, 2024	By:	/s/ Paul Vanderslice
		Name:	Paul Vanderslice
		Title:	Chief Executive Officer

BMO 2024-C10 - Form ABS-EE/A